Property and Equipment (Tables)	3 Months Ended
Mar. 31, 2026
Athena Technology Solutions Holdings, LLC [Member]
Property and Equipment [Line Items]
Property and equipment
Property and equipment consisted of the following as of December 31, 2025 and 2024:

(In thousands)	December 31,
	2025	2024
Aircraft held for lease	$8,594	$9,610
Furniture and equipment	15,052	13,919
Leasehold improvements	4,986	3,218
Assets not yet placed in service	578	1,091
Computers and software	6,091	4,475
Vehicles	961	918

Total property and equipment	36,262	33,231
Less: accumulated depreciation	(16,676)	(12,106)

Total property and equipment, net	$19,586	$21,125

Depreciation expense was $4,564 and $2,958 for the years ended December 31, 2025 and 2024, respectively. Accumulated depreciation for aircraft held for lease was $1,178 and $1,120 as of December 31, 2025 and 2024, respectively. Depreciation expense recorded for aircraft held for lease in the years ended December 31, 2025 and 2024 was $58 and $0, respectively, as the aircraft were not in service during 2024 while undergoing improvements to further extend their useful lives.